Equity accounted investees (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jul. 24, 2024
Disclosure of associates [line items]
Equity accounted investees	R$ 10,401	R$ 90,634
Income from equity interests in affiliates	R$ (2,480)	R$ (32,040)
Inter Pag Instituição de Pagamento S.A [Member]
Disclosure of associates [line items]
Percentage in share capital	0.00%	50.00%
Equity accounted investees	R$ 0	R$ 80,233
Percentage of voting equity interests acquired			100.00%
Consideration transferred			R$ 111,785
Income from equity interests in affiliates	(2,480)	(32,040)
Aggregated individually immaterial associates [member]
Disclosure of associates [line items]
Equity accounted investees	R$ 10,401	R$ 10,401